Principal Accounting Policies (Short-term Investments and Time Deposit with Maturity over One Year) (Narrative) (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Short-term investments pledged for bank borrowings		1,169,100,000	1,521,600,000
Bank borrowings, pledged by short-term investments		1,189,900,000	1,482,300,000
Time deposits with maturity over one year pledged for bank borrowings	119,431,000	723,000,000	0
Short-term bank borrowings, pledged by time deposits with maturity over one year		378,000,000
Long-term bank borrowings, pledged by time deposits with maturity over one year		335,300,000